UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026—June 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Ultra-Short Bond ETF ETF Shares - VUSB

Vanguard Ultra-Short Bond ETF

ETF Shares (VUSB) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Ultra-Short Bond ETF (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$8,941
Number of Portfolio Holdings	1,294
Portfolio Turnover Rate	24%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	27.2%
Corporate Bonds	63.6%
Sovereign Bonds	2.7%
U.S. Government and Agency Obligations	1.2%
Other Assets and Liabilities—NetFootnote Reference	5.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR931

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2026
Vanguard Ultra-Short Bond ETF

Contents
Financial Statements	1

Ultra-Short Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (1.2%)
U.S. Government Securities (1.2%)
[1,2]	United States Treasury Note/Bond	3.875%	7/31/2027	60,101	59,932
	United States Treasury Note/Bond	4.000%	6/30/2028	46,625	46,481
Total U.S. Government and Agency Obligations (Cost $106,844)					106,413
Asset-Backed/Commercial Mortgage-Backed Securities (27.2%)
[3,4]	Affirm Asset Securitization Trust Class A Series 2025-X2	4.450%	10/15/2030	1,572	1,573
[3,4]	Affirm Asset Securitization Trust Class A Series 2026-X1	4.270%	4/15/2031	13,599	13,594
[3,4]	Affirm Asset Securitization Trust Class B Series 2025-X2	4.560%	10/15/2030	980	980
[3,4]	Affirm Asset Securitization Trust Class B Series 2026-X1	4.590%	4/15/2031	920	918
[3,4]	Affirm Asset Securitization Trust Class C Series 2025-X2	4.930%	10/15/2030	780	780
[3,4]	Affirm Asset Securitization Trust Class C Series 2026-X1	4.820%	4/15/2031	1,000	998
[3,4]	Affirm Master Trust Class A Series 2026-1A	4.370%	2/15/2034	14,360	14,280
[3,4]	Affirm Master Trust Class B Series 2026-1A	4.570%	2/15/2034	2,790	2,770
[3,4]	Affirm Master Trust Class C Series 2026-1A	4.720%	2/15/2034	3,390	3,364
[3,4]	Affirm Master Trust Class D Series 2026-1A	4.910%	2/15/2034	1,410	1,398
[3,4]	Alloya Auto Receivables Trust Class A3 Series 2025-1A	4.690%	12/26/2028	2,170	2,170
[3,4]	Alloya Auto Receivables Trust Class A4 Series 2025-1A	4.710%	1/25/2030	810	810
[4]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/2028	565	567
[4]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/2028	2,809	2,818
[4]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/2029	2,621	2,619
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/2032	360	363
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	796	799
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-A	4.452%	6/15/2033	17,963	17,945
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-B	4.305%	9/15/2033	15,548	15,483
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	495	500
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	566	568
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-A	4.648%	6/15/2033	1,248	1,245
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-B	4.501%	9/15/2033	2,237	2,229
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/2032	1,111	1,125
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/2032	1,198	1,202
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	1,767	1,766
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	2,281	2,272
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/2032	132	133
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/2032	296	297
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	825	823
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-B	4.942%	9/15/2033	858	854
[3,4]	Ally Bank Class A2 Series 2026-A	4.582%	3/15/2034	11,590	11,568
[3,4]	Ally Bank Class B Series 2026-A	4.709%	3/15/2034	1,586	1,583
[3,4]	Ally Bank Class C Series 2026-A	4.856%	3/15/2034	2,114	2,111
[3,4]	Ally Bank Class D Series 2026-A	5.248%	3/15/2034	983	981
[3,4]	American Heritage Auto Receivables Issuer Trust Class A3 Series 2025-1A	4.400%	11/15/2030	6,800	6,765
[3,4]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/2028	879	879
[3,4]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/2029	9,500	9,526
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/2028	1,147	1,151
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/2029	5,006	5,027
[3,4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2025-1	4.120%	5/20/2030	13,400	13,339
[3,4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2026-1	4.150%	11/18/2032	20,070	19,952
[3,4]	AmeriCredit Automobile Receivables Trust Class B Series 2025-1	4.210%	10/18/2030	2,750	2,728
[3,4]	AmeriCredit Automobile Receivables Trust Class B Series 2026-1	4.280%	11/18/2032	6,280	6,216
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/2032	602	604
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/2032	619	621
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/2033	566	569
[3,4]	ARI Fleet Lease Trust Class A2 Series 2025-A	4.380%	1/17/2034	1,703	1,704
[3,4]	ARI Fleet Lease Trust Class A2 Series 2025-B	4.590%	3/15/2034	3,475	3,481
[3,4]	ARI Fleet Lease Trust Class A2 Series 2026-A	3.960%	11/15/2034	3,690	3,671
[3,4]	ARI Fleet Lease Trust Class A2 Series 2026-B	4.340%	2/15/2035	5,730	5,719
[3,4]	AutoNation Finance Trust Class A3 Series 2025-1A	4.620%	11/13/2029	4,870	4,881
[3,4]	AutoNation Finance Trust Class A3 Series 2026-1A	4.030%	8/12/2030	9,410	9,347
[3,4]	AutoNation Finance Trust Class A3 Series 2026-2A	4.560%	6/16/2031	6,160	6,164

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2022-4A	4.770%	2/20/2029	3,590	3,598
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-4A	5.490%	6/20/2029	9,860	9,981
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	320	321
[3,4,5]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	4.825%	10/20/2036	3,490	3,491
[3,4]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/2028	1,101	1,105
[3,4]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/2028	1,817	1,825
[3,4,5]	Barings CLO Ltd. Class A1 Series 2025-7A, TSFR3M + 1.140%	4.813%	1/15/2038	1,630	1,631
[3,4,5]	Basswood Park CLO Ltd. Class AR Series 2021-1A, TSFR3M + 1.030%	4.705%	4/20/2034	950	950
[3,4,5]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.175%	4/20/2034	1,270	1,268
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	1,310	1,313
[4]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/2072	1,390	1,355
[4]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	8,100	8,110
[4]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	5,200	5,197
[4]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	7,210	7,218
[3,4]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/2028	1,706	1,713
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-3	4.660%	1/15/2029	5,860	5,867
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-4	4.240%	10/15/2029	16,700	16,676
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2026-1	4.040%	12/17/2029	7,890	7,860
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2026-2	4.270%	1/15/2030	10,300	10,279
[4]	Bridgecrest Lending Auto Securitization Trust Class B Series 2025-4	4.300%	8/15/2031	2,160	2,147
[4]	Bridgecrest Lending Auto Securitization Trust Class B Series 2026-1	4.250%	11/17/2031	2,200	2,185
[4]	Bridgecrest Lending Auto Securitization Trust Class B Series 2026-2	4.560%	2/17/2032	2,580	2,571
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	2,160	2,158
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	1,540	1,536
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-1	4.440%	11/17/2031	4,650	4,594
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-2	4.880%	2/17/2032	2,280	2,270
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	1,170	1,173
[3,4,5]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	4.693%	8/16/2029	6,190	6,190
[3,4,5]	Capital Street Master Trust Class A Series 2026-1, SOFR30A + 1.150%	4.743%	5/16/2030	15,400	15,400
[4]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	1,212	1,215
[4]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	7,410	7,411
[4]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/2029	860	863
[4]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/2030	2,644	2,649
[3,4]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/2032	309	311
[3,4]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/2032	2,545	2,555
[3,4]	CCG Receivables Trust Class A2 Series 2025-1	4.480%	10/14/2032	1,425	1,426
[3,4]	CCG Receivables Trust Class A2 Series 2025-2	4.140%	8/15/2034	14,263	14,229
[3,4]	CCG Receivables Trust Class A2 Series 2026-1	4.450%	1/17/2034	23,290	23,248
[3,4]	Chase Auto Credit Linked Notes Class B Series 2025-1	4.753%	2/25/2033	8,566	8,558
[3,4]	Chase Auto Credit Linked Notes Class C Series 2025-1	4.851%	2/25/2033	758	758
[3,4]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	284	283
[3,4]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/2029	1,767	1,775
[3,4]	Chase Auto Owner Trust Class A3 Series 2025-1A	4.290%	6/25/2030	7,640	7,634
[3,4]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/2030	4,330	4,380
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/2035	1,268	1,270
[3,4]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/2036	1,122	1,129
[3,4]	Chesapeake IV Funding DAC Class A3 Series 2026-1A	4.470%	2/15/2030	7,660	7,654
[3,4,5]	CIFC Funding Ltd. Class AR Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	1,530	1,529
[4]	Citigroup Commercial Mortgage Trust Class AAB Series 2019-GC41	2.720%	8/10/2056	525	510
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/2028	401	402
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/2028	1,419	1,423
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/2028	2,727	2,734
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/2028	3,664	3,677
[3,4]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/2032	3,016	3,028
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	2,000	1,972
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/2030	540	542
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/2030	1,500	1,502
[3,4]	Dell Equipment Finance Trust Class A3 Series 2025-1	4.610%	2/24/2031	2,160	2,166
[3,4]	Dell Equipment Finance Trust Class A3 Series 2025-2	4.120%	3/24/2031	3,630	3,613
[3,4]	Dell Equipment Finance Trust Class A3 Series 2026-1A	4.320%	12/22/2031	4,830	4,813
[3,4]	Dell Equipment Finance Trust Class B Series 2025-1	4.960%	2/24/2031	210	211
[3,4]	Dell Equipment Finance Trust Class C Series 2025-2	4.530%	3/24/2031	960	954
[3,4]	Dell Equipment Finance Trust Class C Series 2026-1A	4.800%	12/22/2031	1,890	1,886
[3,4]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	1,200	1,191
[3,4]	Dell Equipment Finance Trust Class D Series 2026-1A	5.190%	11/22/2032	760	757
[3,4]	DLLAA LLC Class A2 Series 2025-1A	4.700%	10/20/2027	1,216	1,218
[3,4]	DLLAA LLC Class A3 Series 2025-1A	4.950%	9/20/2029	2,630	2,646
[3,4]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/2027	97	98
[3,4]	DLLAD LLC Class A2 Series 2025-1A	4.460%	11/20/2028	3,541	3,543
[3,4]	DLLAD LLC Class A3 Series 2024-1A	5.300%	7/20/2029	38,373	38,723

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	DLLMT LLC Class A2 Series 2026-1A	4.030%	7/20/2028	4,290	4,279
[3,4]	DLLMT LLC Class A3 Series 2026-1A	4.200%	12/20/2029	2,220	2,204
[3,4]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/2027	814	815
[4]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	1,064	1,064
[4]	Drive Auto Receivables Trust Class A3 Series 2025-1	4.730%	9/15/2032	21,860	21,893
[4]	Drive Auto Receivables Trust Class A3 Series 2025-2	4.140%	9/15/2032	9,760	9,744
[4]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/2029	1,481	1,485
[4]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/2029	4,620	4,623
[4]	Drive Auto Receivables Trust Class B Series 2025-1	4.790%	9/15/2032	8,350	8,373
[4]	Drive Auto Receivables Trust Class B Series 2025-2	4.140%	9/15/2032	2,640	2,623
[4]	Drive Auto Receivables Trust Class C Series 2025-2	4.390%	9/15/2032	7,320	7,251
[3,4,5]	Dryden 113 CLO Ltd. Class AR3 Series 2022-113A, TSFR3M + 1.090%	4.763%	10/15/2037	440	440
[3,4,5]	Dryden 42 Senior Loan Fund Class A1R3 Series 2016-42AR, TSFR3M + 1.190%	5.525%	7/15/2037	4,350	4,350
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/2030	299	300
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	1,541	1,551
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	650	652
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/2027	153	153
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/2027	1,017	1,018
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-1	4.650%	10/20/2027	1,041	1,043
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-2	4.510%	2/22/2028	5,725	5,730
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-3	4.500%	4/20/2028	4,989	4,995
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2026-24	4.330%	2/20/2029	10,690	10,676
[3,4]	Enterprise Fleet Financing LLC Class A3 Series 2025-3	4.460%	9/20/2029	5,240	5,226
[3,4]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	1,170	1,176
[3,4]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	1,110	1,113
[4]	Exeter Automobile Receivables Trust Class A3 Series 2025-4A	4.390%	9/17/2029	3,380	3,380
[4]	Exeter Automobile Receivables Trust Class A3 Series 2025-5A	4.240%	11/15/2029	5,670	5,663
[4]	Exeter Automobile Receivables Trust Class A3 Series 2026-1A	4.030%	3/15/2030	9,220	9,182
[4]	Exeter Automobile Receivables Trust Class A3 Series 2026-3A	4.470%	7/15/2030	15,040	15,021
[4]	Exeter Automobile Receivables Trust Class B Series 2025-5A	4.280%	7/15/2030	2,650	2,638
[4]	Exeter Automobile Receivables Trust Class B Series 2026-1A	4.220%	10/15/2030	2,020	1,998
[4]	Exeter Automobile Receivables Trust Class B Series 2026-2A	4.660%	1/15/2031	2,230	2,223
[4]	Exeter Automobile Receivables Trust Class B Series 2026-3A	4.700%	3/17/2031	3,570	3,564
[4]	Exeter Automobile Receivables Trust Class C Series 2025-5A	4.680%	3/15/2032	1,920	1,908
[4]	Exeter Automobile Receivables Trust Class C Series 2026-1A	4.400%	5/17/2032	4,700	4,631
[4]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-2	4.430%	8/15/2030	2,720	2,718
[4]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-3	4.180%	12/16/2030	5,160	5,143
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	4.628%	5/25/2044	1,474	1,475
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	4.778%	9/25/2044	277	277
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	4.578%	1/25/2045	12,400	12,408
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.628%	2/25/2045	2,350	2,353
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R04, SOFR30A + 1.000%	4.628%	5/25/2045	2,782	2,786
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R06, SOFR30A + 0.900%	4.528%	9/25/2045	8,903	8,908
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2026-R02, SOFR30A + 0.950%	4.578%	2/25/2046	5,322	5,327
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	5.328%	7/25/2043	284	284
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	4.678%	1/25/2044	1,763	1,762
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	4.728%	2/25/2044	157	157
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	4.628%	7/25/2044	1,223	1,225
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R03, SOFR30A + 1.450%	5.078%	3/25/2045	1,648	1,655
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.628%	7/25/2045	2,709	2,712
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2026-R01, SOFR30A + 0.850%	4.478%	1/25/2046	9,038	9,033
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2026-R03, SOFR30A + 1.100%	4.728%	4/25/2046	6,200	6,216
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	5.578%	9/25/2043	597	598
[3,4]	FCCU Auto Receivables Trust Class A3 Series 2025-1A	4.850%	6/17/2030	4,100	4,110
[3,4]	FCCU Auto Receivables Trust Class A3 Series 2026-1A	4.010%	4/15/2031	1,120	1,105
[3,4,5,6]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.578%	9/25/2045	8,367	8,380
[3,4,5,6]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2026-HQA1, SOFR30A + 1.000%	4.628%	5/25/2046	4,841	4,849
[3,4,5,6]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class M1 Series 2026-HQA1, SOFR30A + 1.250%	4.878%	5/25/2046	9,395	9,408
[4]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	4,224	4,242
[3,4]	First Investors Auto Owner Trust Class A3 Series 2025-1A	4.250%	7/15/2030	7,400	7,377
[3,4]	First Investors Auto Owner Trust Class A3 Series 2026-1	4.500%	5/15/2031	13,660	13,596
[3,4]	First Investors Auto Owner Trust Class B Series 2025-1A	4.390%	1/15/2031	1,670	1,655
[4]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/2028	4,980	4,992
[4]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	2,260	2,270
[4]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	7,050	7,031
[4]	Ford Credit Auto Lease Trust Class A4 Series 2026-A	4.080%	2/15/2030	8,030	7,945
[4]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/2027	572	572

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/2028	2,260	2,270
[4]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	960	965
[4]	Ford Credit Auto Lease Trust Class B Series 2025-B	4.520%	8/15/2029	1,250	1,250
[4]	Ford Credit Auto Lease Trust Class B Series 2026-A	4.200%	2/15/2030	2,210	2,187
[3,4]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/2034	10,300	10,261
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	536	536
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	1,026	1,029
[4]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/2030	2,040	2,045
[3,4]	Ford Credit Auto Owner Trust Class C Series 2022-1	4.670%	11/15/2034	8,800	8,786
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/2029	8,650	8,719
[4]	Ford Credit Floorplan Master Owner Trust Class B Series 2025-1	4.840%	4/15/2030	1,700	1,705
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	5.478%	11/25/2043	1,333	1,339
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	4.978%	2/25/2044	2,442	2,450
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	4.678%	10/25/2044	871	873
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	4.878%	3/25/2044	2,185	2,192
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	4.578%	1/25/2045	589	589
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.728%	5/25/2045	2,001	2,006
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA4, SOFR30A + 0.900%	4.528%	10/25/2045	3,059	3,060
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	4.578%	2/25/2045	1,059	1,060
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	4.978%	2/25/2044	1,377	1,378
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	4.828%	5/25/2044	2,290	2,292
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	4.878%	3/25/2044	625	625
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	4.828%	8/25/2044	828	828
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2025-3A	4.440%	3/15/2029	2,640	2,642
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2025-4A	4.290%	7/16/2029	6,440	6,431
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2026-1A	3.970%	11/15/2029	7,550	7,507
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2026-2A	4.330%	11/15/2029	5,320	5,303
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2025-3A	4.570%	1/15/2030	3,160	3,158
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2025-4A	4.530%	4/15/2030	5,000	4,992
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2026-1A	4.220%	8/17/2030	10,479	10,385
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2026-2A	4.630%	9/16/2030	5,260	5,242
[3,4]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2025-4A	4.170%	2/18/2031	7,853	7,830
[3,4]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2026-1A	4.050%	2/17/2032	6,821	6,786
[3,4]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2026-2A	4.460%	6/15/2032	11,090	11,064
[3,4]	GLS Auto Select Receivables Trust Class A2 Series 2025-3A	4.460%	10/15/2030	4,841	4,836
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/2028	8,440	8,456
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2025-2	4.580%	5/22/2028	11,780	11,807
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/2028	3,270	3,277
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/2028	2,680	2,679
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	1,160	1,164
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-2	4.640%	4/20/2029	2,150	2,155
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	5,390	5,375
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	8,451	8,457
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/2028	3,940	3,955
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/2028	3,550	3,551
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	2,300	2,309
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-2	4.800%	4/20/2029	3,510	3,521
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-3	4.410%	8/20/2029	1,390	1,387
[4]	GM Financial Automobile Leasing Trust Class B Series 2026-1	4.120%	1/22/2030	1,340	1,326
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	2,110	2,116
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	1,530	1,525
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/2028	110	111
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/2028	1,363	1,367
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/2034	17,870	17,772
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/2036	1,912	1,976
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	2,690	2,675
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-3A	4.680%	11/15/2028	13,360	13,384
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/2029	18,400	18,495
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2025-1A	4.590%	3/15/2029	13,670	13,696
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/2028	2,240	2,244
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	1,600	1,607
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2025-1A	4.790%	3/15/2029	1,080	1,082
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2025-1A	4.880%	3/15/2029	1,090	1,091
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/2028	16,750	16,690
[3,4,5]	Goldentree Loan Management US CLO 9 Ltd. Class AR2 Series 2021-9A, TSFR3M + 1.230%	4.905%	4/20/2037	4,090	4,092
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/2027	555	556
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-1	4.520%	10/15/2027	1,617	1,619
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-2	4.220%	5/15/2028	7,400	7,394
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2026-1	4.470%	1/16/2029	6,910	6,915
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A3 Series 2025-1	4.490%	4/16/2029	1,000	1,001

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/2029	3,914	3,935
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2025-A	4.670%	4/15/2030	8,750	8,776
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	576	577
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/2028	3,006	3,019
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/2028	1,430	1,439
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/2028	2,609	2,622
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	6,492	6,527
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	1,633	1,634
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/2031	863	865
[3,4]	HPEFS Equipment Trust Class A3 Series 2025-1A	4.430%	9/20/2032	8,420	8,427
[3,4]	HPEFS Equipment Trust Class A3 Series 2025-2A	4.030%	11/22/2032	8,500	8,460
[3,4]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/2031	201	201
[3,4]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	1,160	1,164
[3,4]	HPEFS Equipment Trust Class B Series 2025-1A	4.510%	9/20/2032	750	749
[3,4]	HPEFS Equipment Trust Class B Series 2025-2A	4.210%	11/22/2032	850	841
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	1,930	1,933
[3,4]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	810	815
[3,4]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	1,950	1,948
[3,4]	HPEFS Equipment Trust Class C Series 2025-2A	4.410%	11/22/2032	1,000	988
[3,4]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/2029	3,184	3,198
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	1,042	1,051
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	1,444	1,450
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/2033	3,598	3,599
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	6,592	6,573
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2026-1	4.503%	2/20/2034	7,018	6,948
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/2027	1,725	1,727
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-A	4.830%	1/18/2028	3,670	3,681
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-C	4.360%	7/17/2028	18,170	18,183
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/2028	1,550	1,554
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-A	4.900%	1/16/2029	2,000	2,008
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-B	4.570%	4/16/2029	2,520	2,526
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-C	4.380%	6/15/2029	12,010	11,991
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2026-A	4.010%	12/17/2029	4,160	4,126
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/2028	4,175	4,190
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/2029	5,440	5,463
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	1,260	1,268
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-B	4.940%	8/15/2029	2,920	2,928
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-C	4.570%	11/15/2029	3,405	3,402
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2026-A	4.160%	5/15/2030	3,180	3,151
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2026-B	4.440%	8/15/2030	6,610	6,563
[4]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	571	573
[4]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/2029	2,852	2,861
[4]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	610	611
[3,4]	Kubota Credit Owner Trust Class A2 Series 2025-2A	4.480%	4/17/2028	3,485	3,488
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/2028	587	588
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/2029	2,193	2,195
[3,4]	LAD Auto Receivables Trust Class A3 Series 2025-1A	4.690%	7/16/2029	4,888	4,896
[3,4]	LAD Auto Receivables Trust Class A3 Series 2025-2A	4.250%	1/15/2030	13,220	13,193
[3,4]	LAD Auto Receivables Trust Class A4 Series 2025-2A	4.360%	7/15/2030	2,460	2,447
[3,4,5]	Lighthouse Park CLO Ltd. Class A Series 2025-1A, TSFR3M + 1.110%	4.777%	10/24/2037	1,560	1,560
[3,4]	M&T Bank Auto Receivables Trust Class A2 Series 2026-1A	4.330%	7/16/2029	27,580	27,563
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2025-1A	4.730%	6/17/2030	3,370	3,380
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2026-1A	4.660%	6/16/2031	27,150	27,188
[3,4]	M&T Equipment Notes Class A2 Series 2025-1A	4.700%	12/16/2027	2,633	2,637
[3,4,5]	Magnetite XXXI Ltd. Class A1R Series 2021-31A, TSFR3M + 1.000%	4.673%	7/15/2034	2,790	2,789
[3,4,5]	Magnetite XXXI Ltd. Class BR Series 2021-31A, TSFR3M + 1.300%	4.973%	7/15/2034	4,520	4,514
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/2028	3,403	3,415
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	4,660	4,675
[3,4]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/2027	503	504
[3,4]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2025-1	4.180%	9/25/2030	27,085	26,991
[3,4,5]	Nelnet Student Loan Trust Class A1B Series 2026-A, SOFR30A + 1.300%	4.909%	2/21/2061	9,478	9,478
[3,4]	Nelnet Student Loan Trust Class B Series 2026-A	4.780%	2/21/2061	16,400	16,179
[4]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	9,940	9,976
[4]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	14,930	14,918
[4]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/2028	627	627
[4]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	2,780	2,790
[4]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	8,710	8,678
[4]	Nissan Auto Lease Trust Class A4 Series 2026-A	3.940%	2/15/2030	6,050	5,985
[4]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	1,050	1,054
[4]	Nissan Auto Lease Trust Class B Series 2025-B	4.560%	7/16/2029	2,280	2,266

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Nissan Auto Lease Trust Class B Series 2026-A	4.140%	2/15/2030	6,320	6,242
[4]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/2029	7,235	7,250
[4]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	1,200	1,195
[4]	Nissan Auto Lease Trust Class C Series 2026-A	4.290%	6/17/2030	8,800	8,697
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/2028	2,090	2,099
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/2029	6,980	6,984
[3,4]	Nissan Master Owner Trust Receivables Class A Series 2024-B	5.050%	2/15/2029	5,200	5,222
[3,4,5]	OCP Aegis CLO Ltd. Class AR Series 2024-39A, TSFR3M + 1.090%	4.770%	4/16/2038	1,680	1,678
[3,4,5]	Octagon 57 Ltd. Class AR Series 2021-1A, TSFR3M + 1.070%	4.743%	10/15/2034	1,570	1,570
[3,4,5]	Octagon 57 Ltd. Class B1R Series 2021-1A, TSFR3M + 1.450%	5.123%	10/15/2034	2,090	2,087
[3,4]	PenFed Auto Receivables Owner Trust Class A2 Series 2025-A	4.120%	9/15/2028	3,903	3,901
[3,4]	PenFed Auto Receivables Owner Trust Class A3 Series 2025-A	4.030%	7/15/2030	2,560	2,544
[3,4]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/2028	3,520	3,533
[3,4]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/2029	6,190	6,212
[3,4]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/2029	32,028	32,274
[3,4]	PFS Financing Corp. Class A Series 2024-F	4.750%	8/15/2029	1,113	1,117
[3,4,5]	PFS Financing Corp. Class A Series 2025-E, SOFR30A + 0.700%	4.293%	7/15/2029	13,580	13,593
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/2028	309	309
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/2029	693	696
[3,4]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1A	4.490%	12/22/2032	1,880	1,883
[3,4]	Porsche Innovative Lease Owner Trust Class A3 Series 2025-1A	4.610%	10/20/2028	4,410	4,423
[3,4]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/2030	4,030	4,030
[3,4]	RCKT Trust Class A Series 2025-1A	4.900%	7/25/2034	902	904
[3,4]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	370	370
[3,4]	RCKTL Class A Series 2025-2A	4.480%	11/27/2034	3,701	3,703
[3,4]	RCKTL Class A Series 2025-2A	4.600%	11/27/2034	660	657
[3,4,5]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.609%	12/20/2030	2,030	2,042
[3,4]	RKTL Trust Class A Series 2026-1A	4.070%	2/26/2035	9,869	9,848
[3,4]	RKTL Trust Class A Series 2026-2A	4.330%	5/25/2035	33,537	33,491
[3,4]	RKTL Trust Class B Series 2026-1A	4.330%	2/26/2035	1,620	1,606
[3,4]	RKTL Trust Class B Series 2026-2A	4.850%	5/25/2035	3,340	3,336
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/2032	148	150
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/2033	191	192
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2026-A	4.657%	7/17/2034	1,680	1,678
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/2033	356	359
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/2032	643	648
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/2033	251	252
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2025-A	4.484%	1/16/2034	2,250	2,239
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2026-A	4.806%	7/17/2034	3,620	3,614
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	247	249
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	451	454
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/2033	400	401
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2025-A	4.661%	1/16/2034	1,990	1,981
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2026-A	4.953%	7/17/2034	300	300
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	529	535
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/2032	542	546
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	516	517
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2025-A	5.151%	1/16/2034	1,310	1,307
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2026-A	5.247%	7/17/2034	700	699
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	26	26
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	522	523
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	5,297	5,304
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-2	4.670%	8/15/2029	2,240	2,243
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	10,320	10,325
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-4	4.170%	4/15/2030	12,950	12,928
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2026-1	3.930%	7/15/2030	14,750	14,614
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/2028	920	921
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/2029	3,080	3,096
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/2029	3,830	3,834
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-1	4.880%	3/17/2031	6,160	6,176
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-3	4.490%	9/15/2031	5,660	5,657
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-4	4.270%	1/15/2032	4,650	4,619
[4]	Santander Drive Auto Receivables Trust Class B Series 2026-1	4.070%	4/15/2032	10,730	10,601
[4]	Santander Drive Auto Receivables Trust Class C Series 2025-1	5.040%	3/17/2031	8,600	8,639
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/2027	1,399	1,400
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/2028	888	889
[3,4]	SBNA Auto Lease Trust Class A3 Series 2025-A	4.830%	4/20/2028	895	897
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/2029	4	4
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/2028	1,970	1,978
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/2029	12,420	12,430

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	SBNA Auto Lease Trust Class A4 Series 2025-A	4.870%	7/20/2029	1,590	1,595
[3,4]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/2028	284	284
[3,4]	SBNA Auto Receivables Trust Class C Series 2025-SF1	5.140%	4/15/2031	1,337	1,339
[3,4]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	850	851
[3,4]	SCCU Auto Receivables Trust Class A2 Series 2025-1A	4.670%	11/15/2028	3,088	3,091
[3,4]	SCCU Auto Receivables Trust Class A2 Series 2026-1A	4.180%	8/15/2029	9,130	9,112
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/2028	945	948
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/2029	2,675	2,682
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2025-1A	4.570%	1/15/2031	4,560	4,559
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2026-1A	4.360%	8/15/2031	3,310	3,285
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	8,148	8,191
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-B	4.925%	12/29/2032	10,566	10,614
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2026-A	4.284%	3/25/2033	7,778	7,724
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	150	151
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	366	368
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2026-A	4.431%	3/25/2033	1,255	1,246
[3,4]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	272	273
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/2029	2,532	2,539
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/2030	4,290	4,296
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-1A	4.750%	7/22/2030	5,830	5,852
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-2A	4.440%	12/20/2030	9,950	9,958
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-3A	4.120%	4/21/2031	4,920	4,898
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2026-1A	3.960%	7/21/2031	12,210	12,053
[3,4]	SFS Auto Receivables Securitization Trust Class A4 Series 2025-1A	4.830%	12/20/2030	6,515	6,551
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	1,400	1,416
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/2031	2,420	2,424
[3,4]	SoFi Consumer Loan Program Class A Series 2026-3	4.460%	6/25/2035	25,490	25,489
[3,4]	SoFi Consumer Loan Program Class B Series 2026-3	4.850%	6/25/2035	1,640	1,642
[3,4]	SoFi Consumer Loan Program LLC Class A Series 2025-4	4.240%	8/25/2035	6,913	6,904
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2025-2	4.820%	6/25/2034	2,849	2,853
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2025-3	4.470%	8/15/2034	1,672	1,672
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2026-1	4.060%	12/26/2035	15,549	15,500
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2026-2	4.270%	3/25/2036	7,558	7,548
[3,4]	SoFi Consumer Loan Program Trust Class B Series 2026-1	4.440%	12/26/2035	14,230	14,090
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-AA	4.470%	7/20/2028	7,650	7,655
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-BA	4.270%	1/22/2029	15,270	15,246
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-CA	4.110%	4/20/2029	17,900	17,785
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2026-AA	4.350%	11/20/2029	20,000	19,915
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-AA	4.500%	3/20/2029	2,120	2,120
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-BA	4.290%	6/20/2029	2,970	2,960
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-AA	4.740%	4/20/2029	1,600	1,600
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-BA	4.470%	7/20/2029	1,310	1,307
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	1,850	1,841
[3,4,5,6]	Structured Agency Credit Risk Class A1 Series 2026-DNA1, SOFR30A + 0.850%	4.478%	2/25/2046	9,282	9,277
[4]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	7,070	7,102
[4]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	10,280	10,282
[3,4]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/2027	198	198
[3,4]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/2028	2,079	2,088
[3,4]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	650	655
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class A3 Series 2025-A	4.270%	11/20/2028	7,720	7,692
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class A4 Series 2025-A	4.370%	5/21/2029	1,930	1,926
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	1,780	1,779
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	2,470	2,465
[3,4]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/2029	7,530	7,528
[3,4]	T-Mobile US Trust Class A Series 2025-1A	4.740%	11/20/2029	7,470	7,497
[3,4]	T-Mobile US Trust Class A Series 2025-2A	4.340%	4/22/2030	10,480	10,481
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	851	852
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	1,478	1,483
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/2028	3,823	3,834
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/2029	3,885	3,887
[3,4]	Toyota Lease Owner Trust Class A3 Series 2025-A	4.750%	2/22/2028	10,720	10,741
[3,4]	Toyota Lease Owner Trust Class A3 Series 2025-B	3.960%	11/20/2028	15,860	15,762
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/2029	5,130	5,130
[3,4]	Toyota Lease Owner Trust Class A4 Series 2025-A	4.810%	6/20/2029	3,260	3,273
[3,4]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	3,923	3,932
[3,4]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	4,658	4,641
[3,4]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	3,493	3,472
[3,4]	US Bank NA Class B Series 2023-1	6.789%	8/25/2032	140	140
[3,4]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	3,674	3,667
[3,4]	US Bank NA Class B1 Series 2026-SUP1	5.500%	6/27/2033	9,520	9,523

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/2028	1,648	1,653
[3,4]	USB Auto Owner Trust Class A3 Series 2025-1A	4.490%	6/17/2030	5,870	5,877
[4]	Verizon Master Trust Class B Series 2024-6	4.420%	8/20/2030	8,230	8,216
[4]	Verizon Master Trust Class B Series 2025-3	4.770%	3/20/2030	5,590	5,599
[4]	Verizon Master Trust Class B Series 2025-5	4.420%	6/20/2031	3,550	3,529
[4]	Verizon Master Trust Class C Series 2023-7	4.610%	11/20/2029	1,800	1,800
[4]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	500	501
[4]	Verizon Master Trust Class C Series 2025-3	4.900%	3/20/2030	2,110	2,112
[4]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/2027	3,742	3,748
[4]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	10,490	10,509
[4]	Volkswagen Auto Lease Trust Class A3 Series 2025-B	4.010%	1/22/2029	16,110	16,056
[4]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	3,640	3,647
[4]	Volkswagen Auto Lease Trust Class A4 Series 2026-A	4.210%	11/20/2030	11,490	11,394
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	1,550	1,555
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/2028	3,950	3,949
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2025-1A	4.460%	5/15/2029	3,530	3,532
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2025-2A	3.990%	12/17/2029	8,630	8,560
[3,4,5]	Voya CLO 2022-3 Ltd. Class A1R2 Series 2022-3A, TSFR3M + 1.130%	4.805%	10/20/2036	1,120	1,120
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	4,190	4,135
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C54	3.063%	12/15/2052	375	366
[3,4]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	15,824	15,458
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2025-2A	4.510%	5/15/2029	3,530	3,534
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2025-3A	4.220%	6/15/2029	10,240	10,227
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2026-1A	4.010%	7/16/2029	12,820	12,765
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2026-2A	4.350%	4/15/2030	11,490	11,468
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2026-P1	3.920%	3/15/2030	10,280	10,198
[3,4]	Westlake Automobile Receivables Trust Class B Series 2025-2A	4.630%	1/15/2031	2,110	2,113
[3,4]	Westlake Automobile Receivables Trust Class B Series 2025-3A	4.280%	7/15/2031	4,400	4,386
[3,4]	Westlake Automobile Receivables Trust Class B Series 2026-1A	4.200%	5/15/2031	4,440	4,408
[3,4]	Westlake Automobile Receivables Trust Class B Series 2026-2A	4.530%	3/15/2032	3,730	3,716
[3,4]	Westlake Automobile Receivables Trust Class C Series 2026-1A	4.370%	6/16/2031	11,350	11,234
[3,4]	Westlake Automobile Receivables Trust Class C Series 2026-2A	4.890%	3/15/2032	6,260	6,241
[3,4]	Westlake Automobile Receivables Trust Class D Series 2026-1A	4.750%	7/15/2031	6,360	6,277
[3,4]	Westlake Flooring Master Trust Class A Series 2025-1A	4.230%	10/15/2029	39,379	39,199
[3,4]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	1,660	1,651
[3,4]	Wheels Fleet Lease Funding LLC Class A2A Series 2026-1	4.300%	4/18/2039	7,010	6,994
[4]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	132	132
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/2027	2,220	2,224
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2025-A	4.420%	4/17/2028	4,420	4,422
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2025-A	4.490%	5/15/2030	2,310	2,313
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/2029	3,560	3,577
[4]	World Omni Select Auto Trust Class A2A Series 2025-A	4.140%	5/15/2030	4,310	4,305
[4]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/2030	2,667	2,672
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,436,026)					2,433,646
Corporate Bonds (63.6%)
Communications (2.3%)
	AT&T Inc.	2.300%	6/1/2027	8,145	7,986
	AT&T Inc.	1.650%	2/1/2028	4,272	4,083
	AT&T Inc.	4.100%	2/15/2028	11,990	11,898
	Booking Holdings Inc.	3.550%	3/15/2028	1,000	985
	Expedia Group Inc.	3.800%	2/15/2028	24,686	24,376
[5,7]	NBN Co. Ltd., 3M Australian Bank Bill Rate + 0.870%	5.313%	8/28/2027	12,430	8,639
[3]	NTT Finance Corp.	4.567%	7/16/2027	31,291	31,313
[3]	NTT Finance Corp.	1.591%	4/3/2028	21,935	20,806
[3]	NTT Finance Corp.	4.620%	7/16/2028	22,678	22,610
	Rogers Communications Inc.	2.900%	11/15/2026	2,392	2,378
	Rogers Communications Inc.	3.200%	3/15/2027	13,162	13,040
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	2,684	2,697
	Telefonica Emisiones SA	4.103%	3/8/2027	9,594	9,556
[7]	Telstra Group Ltd.	4.000%	4/19/2027	7,750	5,325
	TELUS Corp.	3.700%	9/15/2027	1,000	989
	T-Mobile USA Inc.	3.750%	4/15/2027	19,083	18,979
	T-Mobile USA Inc.	2.050%	2/15/2028	11,192	10,756
	T-Mobile USA Inc.	4.950%	3/15/2028	5,532	5,568
	TWDC Enterprises 18 Corp.	1.850%	7/30/2026	510	509
[7]	Vodafone Group plc	4.200%	12/13/2027	2,070	1,415
	Walt Disney Co.	3.700%	3/23/2027	314	313
					204,221

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Discretionary (4.2%)
[5]	Amazon.com Inc., SOFR + 0.590%	4.228%	3/13/2029	13,600	13,646
	American Honda Finance Corp.	4.400%	10/5/2026	2,969	2,969
	American Honda Finance Corp.	4.900%	3/12/2027	2,500	2,507
	American Honda Finance Corp.	4.550%	7/9/2027	6,925	6,938
	American Honda Finance Corp.	4.900%	7/9/2027	1,500	1,506
	American Honda Finance Corp.	2.000%	3/24/2028	1,276	1,221
[5]	American Honda Finance Corp., SOFR + 0.620%	4.257%	12/11/2026	30,000	30,011
[5]	American Honda Finance Corp., SOFR + 0.710%	4.342%	7/9/2027	12,740	12,750
[5]	American Honda Finance Corp., SOFR + 0.900%	4.539%	9/1/2028	12,000	12,023
	AutoZone Inc.	3.750%	6/1/2027	1,155	1,148
[3]	BMW US Capital LLC	4.150%	8/11/2027	6,950	6,930
[3]	BMW US Capital LLC	4.300%	3/17/2028	20,000	19,911
	General Motors Co.	4.200%	10/1/2027	3,576	3,561
	General Motors Co.	5.350%	4/15/2028	700	707
	General Motors Financial Co. Inc.	2.350%	2/26/2027	2,751	2,714
	General Motors Financial Co. Inc.	5.000%	4/9/2027	3,000	3,011
	General Motors Financial Co. Inc.	5.000%	7/15/2027	970	975
	General Motors Financial Co. Inc.	2.700%	8/20/2027	2,990	2,930
	General Motors Financial Co. Inc.	3.850%	1/5/2028	560	554
	General Motors Financial Co. Inc.	6.000%	1/9/2028	540	550
	General Motors Financial Co. Inc.	5.050%	4/4/2028	6,180	6,218
	General Motors Financial Co. Inc.	2.400%	4/10/2028	1,500	1,442
	General Motors Financial Co. Inc.	5.800%	6/23/2028	7,710	7,861
	General Motors Financial Co. Inc.	2.400%	10/15/2028	21,990	20,892
[5]	General Motors Financial Co. Inc., SOFR + 1.170%	4.804%	4/4/2028	7,860	7,899
	Hyatt Hotels Corp.	5.750%	1/30/2027	2,355	2,367
	Hyatt Hotels Corp.	5.050%	3/30/2028	20,730	20,847
	Lennar Corp.	5.000%	6/15/2027	2,460	2,465
	Lennar Corp.	4.750%	11/29/2027	6,265	6,278
	Lowe's Cos. Inc.	3.100%	5/3/2027	6,500	6,437
	Lowe's Cos. Inc.	3.950%	10/15/2027	2,000	1,988
	Marriott International Inc.	4.200%	7/15/2027	8,700	8,687
	Marriott International Inc.	5.000%	10/15/2027	2,190	2,205
	Marriott International Inc.	4.000%	4/15/2028	7,500	7,438
	McDonald's Corp.	3.500%	7/1/2027	750	744
[3]	Mercedes-Benz Finance North America LLC	4.800%	11/13/2026	12,990	13,010
[3]	Mercedes-Benz Finance North America LLC	4.125%	3/10/2028	31,000	30,755
[3]	Mercedes-Benz Finance North America LLC	4.750%	3/31/2028	16,545	16,582
	O'Reilly Automotive Inc.	3.600%	9/1/2027	2,195	2,174
	O'Reilly Automotive Inc.	4.350%	6/1/2028	685	683
	Starbucks Corp.	4.500%	5/15/2028	514	514
[3,5]	Stellantis Financial Services US Corp., SOFR + 1.690%	5.328%	9/15/2028	13,880	13,922
[7]	Toyota Finance Australia Ltd.	5.000%	9/15/2026	2,130	1,474
[5,7]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 0.900%	5.369%	9/17/2027	5,930	4,116
	Toyota Motor Credit Corp.	4.500%	5/14/2027	3,615	3,624
	Toyota Motor Credit Corp.	4.350%	10/8/2027	595	596
[5]	Toyota Motor Credit Corp., SOFR + 0.650%	4.288%	3/13/2029	17,000	17,017
[5]	Toyota Motor Credit Corp., SOFR + 0.720%	4.358%	9/5/2028	33,335	33,499
[3]	Volkswagen Group of America Finance LLC	5.300%	3/22/2027	475	477
[3]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	690	688
[3,5]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	4.688%	8/14/2026	9,390	9,399
					378,860
Consumer Staples (2.4%)
[3]	Alimentation Couche-Tard Inc.	4.148%	9/29/2028	2,980	2,950
	Altria Group Inc.	6.200%	11/1/2028	3,000	3,104
[7]	Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/2027	8,540	5,848
	Archer-Daniels-Midland Co.	2.500%	8/11/2026	78	78
	BAT Capital Corp.	4.700%	4/2/2027	6,340	6,351
	BAT Capital Corp.	3.557%	8/15/2027	17,120	16,953
	BAT Capital Corp.	2.259%	3/25/2028	8,030	7,727
	BAT International Finance plc	4.448%	3/16/2028	7,810	7,793
	Campbell's Co.	5.200%	3/19/2027	1,000	1,005
	Campbell's Co.	4.150%	3/15/2028	1,680	1,665
[3,5]	Cargill Inc., SOFR + 0.610%	4.237%	2/11/2028	5,714	5,724
	Conagra Brands Inc.	5.300%	10/1/2026	6,012	6,027
	Conagra Brands Inc.	1.375%	11/1/2027	2,885	2,763
	Constellation Brands Inc.	3.500%	5/9/2027	3,181	3,157
	Constellation Brands Inc.	4.350%	5/9/2027	2,580	2,578

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Brands Inc.	3.600%	2/15/2028	1,750	1,723
	Diageo Capital plc	3.875%	5/18/2028	15,510	15,355
	Dollar General Corp.	4.125%	5/1/2028	8,563	8,495
	General Mills Inc.	4.200%	4/17/2028	7,060	7,016
	General Mills Inc.	5.500%	10/17/2028	2,000	2,040
	Haleon US Capital LLC	3.375%	3/24/2027	1,697	1,684
	J M Smucker Co.	3.375%	12/15/2027	2,367	2,332
	Kellanova	4.300%	5/15/2028	7,296	7,281
	Kenvue Inc.	5.050%	3/22/2028	8,846	8,933
	Kraft Heinz Foods Co.	3.875%	5/15/2027	3,664	3,645
	Kroger Co.	3.700%	8/1/2027	1,200	1,191
[3]	Mars Inc.	4.600%	3/1/2028	14,945	14,974
	McCormick & Co. Inc.	4.150%	2/15/2029	5,430	5,369
[3,5]	Mitsubishi Corp., SOFR + 0.700%	4.339%	9/9/2028	9,639	9,660
	Mondelez International Inc.	2.625%	3/17/2027	146	144
	Philip Morris International Inc.	4.750%	2/12/2027	2,025	2,031
	Philip Morris International Inc.	3.125%	8/17/2027	1,989	1,965
	Philip Morris International Inc.	4.375%	11/1/2027	5,681	5,678
	Philip Morris International Inc.	5.125%	11/17/2027	1,725	1,741
	Philip Morris International Inc.	4.875%	2/15/2028	2,680	2,697
	Philip Morris International Inc.	4.125%	4/28/2028	6,315	6,282
	Philip Morris International Inc.	3.875%	10/27/2028	731	721
[5]	Philip Morris International Inc., SOFR + 0.830%	4.458%	4/28/2028	5,480	5,513
	Sysco Corp.	3.250%	7/15/2027	1,000	989
	Tyson Foods Inc.	3.550%	6/2/2027	27,967	27,740
					218,922
Energy (3.2%)
	Boardwalk Pipelines LP	4.450%	7/15/2027	7,555	7,544
	BP Capital Markets America Inc.	3.588%	4/14/2027	1,250	1,244
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	18,188	18,092
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	28,040	28,109
	DCP Midstream Operating LP	5.625%	7/15/2027	9,810	9,895
[3]	Devon Energy Corp.	3.900%	5/15/2027	5,560	5,519
	Diamondback Energy Inc.	3.250%	12/1/2026	5,685	5,662
	Diamondback Energy Inc.	5.200%	4/18/2027	2,350	2,363
	Enbridge Inc.	1.600%	10/4/2026	3,243	3,222
	Enbridge Inc.	5.250%	4/5/2027	4,500	4,526
	Enbridge Inc.	3.700%	7/15/2027	2,250	2,234
	Enbridge Inc.	4.200%	11/20/2028	5,567	5,516
	Energy Transfer LP	5.500%	6/1/2027	4,629	4,659
	Energy Transfer LP	4.000%	10/1/2027	7,900	7,849
	Energy Transfer LP	4.950%	5/15/2028	1,158	1,164
	Eni USA Inc.	7.300%	11/15/2027	1,750	1,812
	EQT Corp.	3.900%	10/1/2027	3,006	2,978
	EQT Corp.	5.700%	4/1/2028	8,000	8,131
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	4,393	4,293
	Kinder Morgan Inc.	4.300%	3/1/2028	2,054	2,046
	Marathon Petroleum Corp.	3.800%	4/1/2028	4,500	4,442
	MPLX LP	4.125%	3/1/2027	3,500	3,492
	MPLX LP	4.250%	12/1/2027	3,340	3,324
	MPLX LP	4.000%	3/15/2028	11,000	10,894
	ONEOK Inc.	4.000%	7/13/2027	3,005	2,989
	ONEOK Inc.	4.250%	9/24/2027	14,162	14,113
	ONEOK Inc.	4.550%	7/15/2028	14,863	14,841
	ONEOK Inc.	5.650%	11/1/2028	5,710	5,829
	Phillips 66	3.900%	3/15/2028	6,049	5,982
	Phillips 66 Co.	4.950%	12/1/2027	1,128	1,135
	Phillips 66 Co.	3.750%	3/1/2028	4,164	4,109
	Qatar Energy	1.375%	9/12/2026	1,680	1,671
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	22,880	22,728
[3]	Schlumberger Holdings Corp.	4.500%	5/15/2028	12,950	12,948
	Spectra Energy Partners LP	3.375%	10/15/2026	5,599	5,583
	Targa Resources Corp.	5.200%	7/1/2027	6,863	6,905
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/2028	7,505	7,501
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/2027	1,500	1,526
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	2,928	2,911
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	1,250	1,238
	Valero Energy Corp.	4.350%	6/1/2028	9,343	9,310
	Western Midstream Operating LP	4.500%	3/1/2028	6,001	5,977

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Midstream Operating LP	4.750%	8/15/2028	1,000	1,001
	Williams Cos. Inc.	3.750%	6/15/2027	8,448	8,395
					285,702
Financials (31.5%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/2026	13,032	12,953
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/2027	1,686	1,699
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.450%	4/15/2027	5,813	5,887
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	8,366	8,301
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	6,274	6,277
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	1,750	1,758
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	20,265	20,660
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	685	660
	Aflac Inc.	2.875%	10/15/2026	5,225	5,202
	Allstate Corp.	3.280%	12/15/2026	4,970	4,946
	American Express Co.	5.043%	7/26/2028	1,000	1,006
	American Express Co.	4.009%	2/9/2029	7,139	7,080
	American Express Co.	4.731%	4/25/2029	13,534	13,571
	American Express Co.	4.351%	7/20/2029	2,704	2,690
	American Express Co.	5.282%	7/27/2029	1,790	1,813
[5]	American Express Co., SOFR + 0.810%	4.442%	7/20/2029	13,650	13,691
[5]	American Express Co., SOFR + 0.930%	4.560%	7/26/2028	14,080	14,135
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	3,540	3,492
	Ares Capital Corp.	2.150%	7/15/2026	6,152	6,142
	Ares Capital Corp.	7.000%	1/15/2027	5,411	5,468
[3]	Athene Global Funding	4.950%	1/7/2027	2,660	2,664
[3,5]	Athene Global Funding, SOFR + 1.000%	4.637%	9/18/2028	24,600	24,442
[3,5]	Athene Global Funding, SOFR + 1.030%	4.667%	8/27/2026	7,850	7,855
[3]	Aviation Capital Group LLC	3.500%	11/1/2027	3,680	3,619
	Banco Santander SA	4.250%	4/11/2027	750	749
	Banco Santander SA	5.294%	8/18/2027	5,255	5,295
	Banco Santander SA	1.722%	9/14/2027	2,400	2,386
	Banco Santander SA	3.800%	2/23/2028	23,146	22,852
	Banco Santander SA	4.175%	3/24/2028	1,500	1,496
	Banco Santander SA	4.379%	4/12/2028	10,329	10,287
	Banco Santander SA	5.365%	7/15/2028	2,260	2,279
	Banco Santander SA	5.588%	8/8/2028	500	509
	Banco Santander SA	6.607%	11/7/2028	1,000	1,045
[5]	Banco Santander SA, SOFR + 1.120%	4.752%	7/15/2028	10,200	10,252
	Bank of America Corp.	3.705%	4/24/2028	5,000	4,966
	Bank of America Corp.	4.948%	7/22/2028	7,461	7,492
	Bank of America Corp.	6.204%	11/10/2028	2,000	2,042
	Bank of America Corp.	3.419%	12/20/2028	17,634	17,337
	Bank of America Corp.	4.979%	1/24/2029	1,735	1,745
	Bank of America Corp.	3.970%	3/5/2029	5,208	5,152
	Bank of America Corp.	5.202%	4/25/2029	32,404	32,709
	Bank of America Corp.	4.623%	5/9/2029	13,105	13,101
	Bank of America Corp.	4.271%	7/23/2029	5,000	4,961
[5]	Bank of America Corp., SOFR + 0.830%	4.460%	1/24/2029	11,000	11,026
	Bank of Montreal	5.370%	6/4/2027	1,000	1,009
	Bank of Montreal	4.062%	9/22/2028	22,000	21,879
	Bank of Montreal	5.004%	1/27/2029	500	503
[5]	Bank of Montreal, SOFR + 0.750%	4.387%	9/22/2028	36,000	36,039
[5]	Bank of Montreal, SOFR + 0.860%	4.490%	1/27/2029	13,334	13,361
	Bank of New York Mellon	4.729%	4/20/2029	9,000	9,039
	Bank of New York Mellon Corp.	4.441%	6/9/2028	8,782	8,784
	Bank of New York Mellon Corp.	3.992%	6/13/2028	10,967	10,925
[5]	Bank of New York Mellon Corp., SOFR + 0.830%	4.461%	7/21/2028	22,500	22,563
	Bank of Nova Scotia	4.404%	9/8/2028	6,015	6,008
	Bank of Nova Scotia	4.043%	9/15/2028	4,740	4,713
	Bank of Nova Scotia	4.932%	2/14/2029	10,150	10,200
[5]	Bank of Nova Scotia, SOFR + 0.730%	4.357%	2/2/2030	14,290	14,254
[5]	Bank of Nova Scotia, SOFR + 0.760%	4.398%	9/15/2028	21,284	21,327
[5]	Bank of Nova Scotia, SOFR + 0.890%	4.518%	2/14/2029	24,966	25,021
[3]	Banque Federative du Credit Mutuel SA	4.753%	7/13/2027	10,400	10,438
[3]	BNP Paribas SA	3.500%	11/16/2027	17,639	17,422
[3]	BNP Paribas SA	1.904%	9/30/2028	485	469
[3,5]	BNP Paribas SA, SOFR + 1.430%	5.056%	5/9/2029	5,450	5,504
[3]	BPCE SA	4.750%	7/19/2027	6,750	6,775
[3]	BPCE SA	3.500%	10/23/2027	500	493

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance Inc.	3.900%	1/25/2028	20,956	20,718
	Brown & Brown Inc.	4.600%	12/23/2026	16,182	16,186
	Brown & Brown Inc.	4.700%	6/23/2028	9,950	9,947
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	27,110	27,173
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	5,260	5,243
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	1,000	1,004
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	30,450	30,491
[5]	Canadian Imperial Bank of Commerce, SOFR + 0.800%	4.438%	9/8/2028	15,349	15,380
[5]	Canadian Imperial Bank of Commerce, SOFR + 0.800%	4.428%	1/29/2030	26,250	26,221
	Charles Schwab Corp.	5.875%	8/24/2026	500	500
	Charles Schwab Corp.	3.200%	3/2/2027	3,003	2,981
	Charles Schwab Corp.	2.450%	3/3/2027	6,843	6,760
	Charles Schwab Corp.	3.300%	4/1/2027	1,000	993
	Charles Schwab Corp.	5.643%	5/19/2029	12,205	12,440
	Charles Schwab Corp.	4.603%	7/27/2029	44,000	43,951
	Charles Schwab Corp.	6.196%	11/17/2029	3,430	3,548
	Citigroup Inc.	3.887%	1/10/2028	6,471	6,449
	Citigroup Inc.	3.070%	2/24/2028	7,445	7,375
	Citigroup Inc.	4.643%	5/7/2028	12,327	12,334
	Citigroup Inc.	3.668%	7/24/2028	9,227	9,145
	Citigroup Inc.	3.520%	10/27/2028	15,215	15,010
	Citigroup Inc.	4.786%	3/4/2029	16,944	16,987
	Citigroup Inc.	4.075%	4/23/2029	8,298	8,222
[5]	Citigroup Inc., SOFR + 0.870%	4.508%	3/4/2029	6,200	6,214
	Citizens Bank NA	4.192%	1/29/2029	25,460	25,250
[5,7]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	6.237%	4/14/2032	2,330	1,627
[3]	Cooperatieve Rabobank UA	4.655%	8/22/2028	3,635	3,641
	Corebridge Financial Inc.	3.650%	4/5/2027	22,377	22,232
[3]	Corebridge Global Funding	5.750%	7/2/2026	6,210	6,210
[3]	Corebridge Global Funding	5.900%	9/19/2028	4,140	4,234
[3,5]	Corebridge Global Funding, SOFR + 0.750%	4.382%	1/7/2028	9,000	8,996
[3]	Credit Agricole SA	4.631%	9/11/2028	5,590	5,588
[3,5]	Credit Agricole SA, SOFR + 1.130%	4.762%	1/9/2029	7,390	7,430
[3]	Danske Bank A/S	4.375%	6/12/2028	14,258	14,198
[3]	Danske Bank A/S	4.662%	3/27/2029	14,030	14,027
	Deutsche Bank AG	5.373%	1/10/2029	750	757
	Eaton Vance Corp.	3.500%	4/6/2027	2,840	2,822
	Equifax Inc.	5.100%	12/15/2027	12,210	12,287
	Equifax Inc.	5.100%	6/1/2028	16,560	16,692
[3]	Equitable America Global Funding	3.950%	9/15/2027	4,722	4,678
[3,5]	Equitable America Global Funding, SOFR + 0.710%	4.348%	9/15/2027	9,722	9,718
[3]	Equitable Financial Life Global Funding	1.400%	8/27/2027	445	429
[3]	Equitable Financial Life Global Funding	1.800%	3/8/2028	13,520	12,879
	Equitable Holdings Inc.	4.350%	4/20/2028	29,621	29,424
	Fidelity National Information Services Inc.	4.450%	3/10/2028	15,820	15,764
	Fifth Third Bank NA	4.967%	1/28/2028	6,060	6,074
[5]	Fifth Third Bank NA, SOFR + 0.810%	4.440%	1/28/2028	9,960	9,962
	Fiserv Inc.	5.450%	3/2/2028	1,750	1,767
[3]	GA Global Funding Trust	4.400%	9/23/2027	1,469	1,463
	GATX Corp.	3.250%	9/15/2026	5,343	5,328
	GATX Corp.	3.850%	3/30/2027	789	785
	GATX Corp.	4.550%	11/7/2028	610	607
	Global Payments Inc.	2.150%	1/15/2027	5,340	5,271
	Global Payments Inc.	4.950%	8/15/2027	2,557	2,562
	Goldman Sachs Bank USA	4.656%	6/3/2029	2,500	2,501
	Goldman Sachs Group Inc.	1.948%	10/21/2027	750	744
	Goldman Sachs Group Inc.	2.640%	2/24/2028	9,917	9,796
	Goldman Sachs Group Inc.	3.615%	3/15/2028	5,840	5,801
	Goldman Sachs Group Inc.	3.691%	6/5/2028	1,500	1,487
	Goldman Sachs Group Inc.	4.148%	1/21/2029	31,790	31,520
	Goldman Sachs Group Inc.	3.814%	4/23/2029	25,870	25,465
	Goldman Sachs Group Inc.	4.223%	5/1/2029	20,172	19,993
[5]	Goldman Sachs Group Inc., SOFR + 0.920%	4.551%	10/21/2029	10,000	10,029
	HPS Corporate Lending Fund	5.300%	6/5/2027	19,619	19,525
	HPS Corporate Lending Fund	5.450%	1/14/2028	1,000	997
	HSBC Holdings plc	4.041%	3/13/2028	12,464	12,417
	HSBC Holdings plc	5.597%	5/17/2028	11,140	11,239
	HSBC Holdings plc	4.755%	6/9/2028	4,625	4,631
	HSBC Holdings plc	5.210%	8/11/2028	7,245	7,294
	HSBC Holdings plc	2.013%	9/22/2028	9,891	9,585

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	7.390%	11/3/2028	1,759	1,821
	HSBC Holdings plc	5.130%	11/19/2028	9,169	9,230
	HSBC Holdings plc	4.899%	3/3/2029	2,828	2,838
	HSBC Holdings plc	6.161%	3/9/2029	8,450	8,651
	HSBC Holdings plc	4.583%	6/19/2029	12,305	12,268
[5]	HSBC Holdings plc, SOFR + 1.030%	4.669%	3/3/2029	9,440	9,486
[5]	HSBC Holdings plc, SOFR + 1.040%	4.668%	11/19/2028	8,400	8,435
	HSBC USA Inc.	4.650%	6/3/2028	1,500	1,505
	Huntington National Bank	4.871%	4/12/2028	15,593	15,625
[5]	Huntington National Bank, SOFR + 0.720%	4.353%	4/12/2028	25,000	25,002
	ING Groep NV	3.950%	3/29/2027	6,290	6,278
	ING Groep NV	6.083%	9/11/2027	1,500	1,504
	ING Groep NV	4.017%	3/28/2028	8,378	8,346
	ING Groep NV	4.550%	10/2/2028	3,338	3,337
	ING Groep NV	4.858%	3/25/2029	10,595	10,636
	Intercontinental Exchange Inc.	3.100%	9/15/2027	300	296
	Intercontinental Exchange Inc.	4.000%	9/15/2027	500	498
	Intercontinental Exchange Inc.	3.625%	9/1/2028	5,415	5,315
	Jefferies Financial Group Inc.	4.300%	2/11/2027	24,400	24,341
	Jefferies Financial Group Inc.	5.875%	7/21/2028	4,629	4,719
	JPMorgan Chase & Co.	2.947%	2/24/2028	2,675	2,648
	JPMorgan Chase & Co.	5.571%	4/22/2028	1,490	1,503
	JPMorgan Chase & Co.	4.323%	4/26/2028	3,990	3,983
	JPMorgan Chase & Co.	4.979%	7/22/2028	1,000	1,004
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,300	1,306
	JPMorgan Chase & Co.	4.005%	4/23/2029	3,000	2,968
	JPMorgan Chase & Co.	2.069%	6/1/2029	5,750	5,484
	JPMorgan Chase & Co.	5.299%	7/24/2029	2,477	2,510
[5]	JPMorgan Chase & Co., SOFR + 0.800%	4.430%	1/24/2029	20,480	20,540
[5]	JPMorgan Chase & Co., SOFR + 0.860%	4.490%	10/22/2028	10,718	10,755
[5]	JPMorgan Chase & Co., SOFR + 0.930%	4.560%	7/22/2028	9,000	9,036
	Lloyds Banking Group plc	3.750%	3/18/2028	750	746
	Lloyds Banking Group plc	4.375%	3/22/2028	22,536	22,473
	Lloyds Banking Group plc	3.574%	11/7/2028	5,350	5,279
	Lloyds Banking Group plc	5.871%	3/6/2029	3,500	3,567
	Lloyds Banking Group plc	4.818%	6/13/2029	13,200	13,221
	Lloyds Banking Group plc	4.241%	2/10/2030	18,900	18,656
[5]	Lloyds Banking Group plc, SOFR + 0.770%	4.396%	2/10/2030	20,000	19,940
[5]	Lloyds Banking Group plc, SOFR + 1.060%	4.692%	11/26/2028	16,257	16,335
[3]	LSEGA Financing plc	2.000%	4/6/2028	13,560	12,978
[5,7]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	6.303%	2/20/2035	1,730	1,217
	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	1,000	988
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	7,000	7,020
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	16,377	16,404
[5]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	4.327%	11/8/2027	6,480	6,502
[3]	Met Tower Global Funding	4.800%	1/14/2028	5,065	5,089
[3]	Metropolitan Life Global Funding I	4.250%	4/13/2028	6,800	6,767
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/2027	6,100	6,090
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	5,100	5,059
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	1,447	1,430
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	850	847
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	6,258	6,288
	Mizuho Financial Group Inc.	1.554%	7/9/2027	7,600	7,595
	Mizuho Financial Group Inc.	5.667%	5/27/2029	9,710	9,893
	Mizuho Financial Group Inc.	5.778%	7/6/2029	1,000	1,022
	Moody's Corp.	3.250%	1/15/2028	1,500	1,477
	Morgan Stanley	6.296%	10/18/2028	2,850	2,911
	Morgan Stanley	3.772%	1/24/2029	2,439	2,406
	Morgan Stanley	4.994%	4/12/2029	6,700	6,737
	Morgan Stanley	5.164%	4/20/2029	9,190	9,262
	Morgan Stanley Bank NA	4.447%	10/15/2027	1,175	1,175
	Morgan Stanley Bank NA	5.504%	5/26/2028	1,970	1,987
	Morgan Stanley Bank NA	5.016%	1/12/2029	1,745	1,756
[5]	Morgan Stanley Bank NA, SOFR + 0.900%	4.533%	1/12/2029	16,870	16,931
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	15,340	15,328
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	21,000	20,901
[5]	Morgan Stanley Private Bank NA, SOFR + 0.770%	4.397%	2/8/2030	10,000	9,973
[5]	Morgan Stanley, SOFR + 0.800%	4.433%	1/9/2030	15,000	14,965
	Nasdaq Inc.	5.350%	6/28/2028	3,870	3,922
	National Bank of Canada	4.950%	2/1/2028	19,970	20,020

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Bank of Canada	4.166%	1/20/2029	34,200	33,981
	NatWest Group plc	3.073%	5/22/2028	6,300	6,220
	NatWest Group plc	4.892%	5/18/2029	26,545	26,621
[3,5]	NatWest Markets plc, SOFR + 0.800%	4.427%	11/6/2028	7,250	7,262
[3]	New York Life Global Funding	4.400%	4/25/2028	2,063	2,060
	Nomura Holdings Inc.	1.653%	7/14/2026	8,100	8,093
	Nomura Holdings Inc.	2.329%	1/22/2027	6,795	6,713
	Nomura Holdings Inc.	5.594%	7/2/2027	10,240	10,339
	Nomura Holdings Inc.	5.386%	7/6/2027	6,115	6,168
	Nomura Holdings Inc.	6.070%	7/12/2028	2,840	2,912
	Nomura Holdings Inc.	2.172%	7/14/2028	7,720	7,337
[5]	PayPal Holdings Inc., SOFR + 0.670%	4.308%	3/6/2028	7,962	7,974
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.400%	11/15/2026	756	753
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/2027	2,360	2,368
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	2,560	2,598
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	9,955	10,098
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.550%	5/1/2028	1,720	1,743
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	1,760	1,801
	PNC Bank NA	3.100%	10/25/2027	1,250	1,230
	PNC Bank NA	4.429%	7/21/2028	10,885	10,871
	PNC Bank NA	4.050%	7/26/2028	1,000	988
	PNC Financial Services Group Inc.	6.615%	10/20/2027	24,500	24,652
	PNC Financial Services Group Inc.	4.075%	1/26/2029	14,830	14,713
	PNC Financial Services Group Inc.	5.582%	6/12/2029	1,500	1,527
	PNC Financial Services Group Inc.	4.618%	10/26/2029	51,940	51,806
	Principal Financial Group Inc.	3.100%	11/15/2026	2,064	2,055
[3]	Principal Life Global Funding II	4.800%	1/9/2028	2,235	2,243
[3]	Principal Life Global Funding II	5.500%	6/28/2028	861	873
	Progressive Corp.	2.500%	3/15/2027	1,000	987
	Regions Bank	4.755%	7/27/2029	45,660	45,676
	Reinsurance Group of America Inc.	3.950%	9/15/2026	500	500
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	3,810	3,772
	Royal Bank of Canada	6.000%	11/1/2027	500	511
	Royal Bank of Canada	4.715%	3/27/2028	8,000	8,021
	Royal Bank of Canada	4.522%	10/18/2028	812	812
	Royal Bank of Canada	3.995%	11/3/2028	20,218	20,079
	Royal Bank of Canada	4.965%	1/24/2029	12,830	12,904
[5]	Royal Bank of Canada, SOFR + 0.830%	4.460%	1/24/2029	8,772	8,796
[5]	Royal Bank of Canada, SOFR + 0.860%	4.492%	10/18/2028	20,000	20,056
[3,5]	Skandinaviska Enskilda Banken AB, SOFR + 0.680%	4.318%	3/12/2029	6,800	6,819
[3]	Societe Generale SA	5.250%	2/19/2027	7,800	7,837
[3,5]	Standard Chartered plc, SOFR + 1.240%	4.871%	1/21/2029	4,980	5,015
	State Street Corp.	4.543%	4/24/2028	5,485	5,488
	State Street Corp.	4.530%	2/20/2029	4,000	3,999
	Suci Second Investment Co.	4.375%	9/10/2027	13,654	13,604
	Sumisho Air Lease Corp.	3.625%	4/1/2027	3,879	3,852
	Sumisho Air Lease Corp.	3.625%	12/1/2027	4,078	4,020
	Sumisho Air Lease Corp.	5.850%	12/15/2027	10,625	10,791
	Sumisho Air Lease Corp.	5.300%	2/1/2028	1,970	1,987
	Sumisho Air Lease Corp.	2.100%	9/1/2028	282	266
	Sumisho Air Lease Corp.	4.625%	10/1/2028	4,450	4,433
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	500	493
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	1,000	1,015
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	3,000	3,068
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	5,490	5,177
[5]	Sumitomo Mitsui Financial Group Inc., SOFR + 0.760%	4.392%	1/15/2029	9,000	8,992
[3,5]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.710%	4.349%	3/5/2029	16,600	16,631
[3,5]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.750%	4.388%	9/11/2028	9,640	9,675
[3,5]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	4.618%	9/10/2027	10,512	10,575
[3]	Swedbank AB	5.337%	9/20/2027	1,000	1,011
[3]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	12,780	12,709
	Toronto-Dominion Bank	4.108%	6/8/2027	4,053	4,044
	Toronto-Dominion Bank	4.693%	9/15/2027	5,634	5,654
	Toronto-Dominion Bank	5.156%	1/10/2028	2,568	2,594
	Toronto-Dominion Bank	4.861%	1/31/2028	3,205	3,221
	Toronto-Dominion Bank	4.109%	10/13/2028	3,500	3,464
[5]	Toronto-Dominion Bank, SOFR + 0.750%	4.383%	10/13/2028	14,000	14,028
[5]	Toronto-Dominion Bank, SOFR + 0.820%	4.448%	1/31/2028	3,184	3,198
	Truist Bank	4.420%	7/24/2028	39,637	39,601
	Truist Bank	4.144%	1/27/2029	10,010	9,941

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Truist Bank	4.136%	10/23/2029	18,000	17,789
	Truist Financial Corp.	4.123%	6/6/2028	5,340	5,320
	Truist Financial Corp.	4.873%	1/26/2029	6,000	6,026
	Truist Financial Corp.	1.887%	6/7/2029	2,905	2,756
	UBS AG	4.864%	1/10/2028	11,540	11,569
	UBS AG / Stamford CT	4.302%	3/16/2029	16,336	16,272
[3]	UBS Group AG	3.869%	1/12/2029	7,200	7,117
[3,5]	UBS Group AG, SOFR + 0.840%	4.477%	12/23/2029	27,861	27,864
[3,5]	UBS Group AG, SOFR + 0.840%	4.499%	4/10/2030	37,000	36,983
	US Bancorp	6.787%	10/26/2027	2,190	2,206
	US Bancorp	4.548%	7/22/2028	7,365	7,367
	US Bancorp	4.653%	2/1/2029	12,303	12,315
	US Bancorp	5.775%	6/12/2029	43,770	44,697
	US Bank NA	4.507%	10/22/2027	750	750
	US Bank NA	4.730%	5/15/2028	24,432	24,481
	US Bank NA	4.535%	5/20/2029	11,435	11,413
	Wells Fargo & Co.	4.300%	7/22/2027	3,000	2,999
	Wells Fargo & Co.	3.526%	3/24/2028	8,273	8,214
	Wells Fargo & Co.	5.707%	4/22/2028	10,718	10,814
	Wells Fargo & Co.	3.584%	5/22/2028	12,975	12,868
	Wells Fargo & Co.	2.393%	6/2/2028	7,500	7,351
	Wells Fargo & Co.	4.808%	7/25/2028	750	752
	Wells Fargo & Co.	4.970%	4/23/2029	24,475	24,597
	Wells Fargo & Co.	4.577%	5/20/2029	18,155	18,113
[5]	Wells Fargo & Co., SOFR + 0.740%	4.370%	1/23/2030	19,740	19,705
[5]	Wells Fargo & Co., SOFR + 0.880%	4.518%	9/15/2029	1,591	1,595
	Willis North America Inc.	4.650%	6/15/2027	10,615	10,626
					2,812,315
Health Care (2.5%)
	Abbott Laboratories	3.700%	3/9/2029	21,215	20,819
	AbbVie Inc.	2.950%	11/21/2026	6,447	6,415
	Amgen Inc.	3.200%	11/2/2027	554	546
	Amgen Inc.	5.150%	3/2/2028	14,418	14,556
	Amgen Inc.	1.650%	8/15/2028	4,010	3,780
	Baxter International Inc.	1.915%	2/1/2027	3,670	3,611
	Becton Dickinson & Co.	3.700%	6/6/2027	2,260	2,245
	Becton Dickinson & Co.	4.693%	2/13/2028	581	582
	Cencora Inc.	3.450%	12/15/2027	3,374	3,323
	Cencora Inc.	4.625%	12/15/2027	3,000	3,004
	Cigna Group	3.400%	3/1/2027	1,500	1,492
	Cigna Group	4.375%	10/15/2028	6,012	5,986
	Elevance Health Inc.	4.500%	10/30/2026	7,300	7,307
	Elevance Health Inc.	3.650%	12/1/2027	7,404	7,319
	Elevance Health Inc.	4.101%	3/1/2028	7,049	6,999
	Elevance Health Inc.	4.000%	9/15/2028	21,385	21,129
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	17,000	17,253
	HCA Inc.	4.500%	2/15/2027	17,500	17,488
	HCA Inc.	3.125%	3/15/2027	2,500	2,477
	HCA Inc.	5.000%	3/1/2028	3,250	3,268
	HCA Inc.	5.200%	6/1/2028	5,350	5,403
	HCA Inc.	5.625%	9/1/2028	6,890	6,997
[5]	HCA Inc., SOFR + 0.870%	4.509%	3/1/2028	1,800	1,807
	Humana Inc.	5.750%	12/1/2028	5,710	5,833
	Medtronic Global Holdings SCA	4.250%	3/30/2028	6,788	6,772
	Solventum Corp.	5.450%	2/25/2027	6,664	6,704
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	5,010	5,045
	UnitedHealth Group Inc.	3.700%	5/15/2027	1,814	1,806
	UnitedHealth Group Inc.	3.850%	6/15/2028	5,710	5,652
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	21,624	21,649
	Zoetis Inc.	4.150%	8/17/2028	2,010	1,996
					219,263
Industrials (3.2%)
[3]	BAE Systems plc	5.000%	3/26/2027	8,039	8,073
	Boeing Co.	2.700%	2/1/2027	4,641	4,593
	Boeing Co.	5.040%	5/1/2027	15,765	15,810
	Boeing Co.	6.259%	5/1/2027	1,820	1,844
	Boeing Co.	3.250%	2/1/2028	2,470	2,419
	Boeing Co.	3.250%	3/1/2028	12,000	11,752
	Caterpillar Financial Services Corp.	2.400%	8/9/2026	682	681

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNH Industrial Capital LLC	4.500%	10/8/2027	7,124	7,120
	CNH Industrial Capital LLC	4.750%	3/21/2028	9,280	9,298
	CNH Industrial Capital LLC	4.550%	4/10/2028	3,590	3,581
	CSX Corp.	3.250%	6/1/2027	750	742
[3]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	5,075	5,090
[3]	Daimler Truck Finance North America LLC	5.125%	9/25/2027	3,325	3,349
	Delta Air Lines Inc.	4.950%	7/10/2028	10,200	10,243
	Eaton Corp.	3.950%	3/6/2029	3,400	3,352
[3]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	3,270	3,225
[3]	Honeywell Aerospace Inc.	3.900%	3/16/2028	21,234	21,022
[3,5]	Honeywell Aerospace Inc., SOFR + 0.630%	4.269%	3/16/2029	13,600	13,608
	Honeywell International Inc.	1.100%	3/1/2027	500	489
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	4,249	4,182
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	17,270	16,350
	Ingersoll Rand Inc.	5.197%	6/15/2027	16,179	16,281
[5]	John Deere Capital Corp., SOFR + 0.550%	4.188%	3/9/2029	10,200	10,204
	L3Harris Technologies Inc.	4.400%	6/15/2028	14,945	14,894
[7]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	8,620	5,907
[7]	Lonsdale Finance Pty Ltd.	2.100%	10/15/2027	10,700	7,115
	Northrop Grumman Corp.	3.200%	2/1/2027	5,320	5,286
	Northrop Grumman Corp.	3.250%	1/15/2028	3,000	2,948
	PACCAR Financial Corp.	4.500%	11/25/2026	500	501
	PACCAR Financial Corp.	5.000%	5/13/2027	989	996
	Parker-Hannifin Corp.	3.250%	3/1/2027	500	497
[7]	Qantas Airways Ltd.	4.750%	10/12/2026	8,480	5,862
	Regal Rexnord Corp.	6.050%	4/15/2028	14,810	15,115
	RTX Corp.	3.125%	5/4/2027	18,255	18,069
	RTX Corp.	7.200%	8/15/2027	2,000	2,063
	Ryder System Inc.	2.900%	12/1/2026	2,000	1,989
	Ryder System Inc.	2.850%	3/1/2027	500	495
	Ryder System Inc.	5.650%	3/1/2028	2,872	2,922
	Southwest Airlines Co.	5.125%	6/15/2027	16,628	16,696
	Southwest Airlines Co.	4.375%	11/15/2028	7,065	7,007
[7]	WSO Finance Pty Ltd.	4.500%	3/31/2027	4,580	3,157
					284,827
Materials (1.9%)
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	6,000	6,018
	Amrize Finance US LLC	4.700%	4/7/2028	6,530	6,539
	ArcelorMittal SA	6.550%	11/29/2027	8,770	8,981
	Berry Global Inc.	5.500%	4/15/2028	5,500	5,584
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	1,244	1,225
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	7,511	7,426
	Ecolab Inc.	2.700%	11/1/2026	1,230	1,224
	Freeport-McMoRan Inc.	4.125%	3/1/2028	1,541	1,527
[3]	Glencore Funding LLC	4.000%	3/27/2027	10,534	10,495
[3]	Glencore Funding LLC	3.875%	10/27/2027	9,082	8,996
[3,5]	Glencore Funding LLC, SOFR + 0.750%	4.386%	10/1/2026	24,000	24,018
	LYB International Finance II BV	3.500%	3/2/2027	1,000	992
	Martin Marietta Materials Inc.	3.500%	12/15/2027	10,442	10,295
	Mosaic Co.	4.050%	11/15/2027	15,628	15,524
	Nucor Corp.	4.300%	5/23/2027	1,000	1,000
	Nutrien Ltd.	4.000%	12/15/2026	2,659	2,655
	Nutrien Ltd.	4.500%	3/12/2027	4,680	4,681
	Nutrien Ltd.	5.200%	6/21/2027	3,335	3,354
	Nutrien Ltd.	4.900%	3/27/2028	4,814	4,835
	Owens Corning	3.400%	8/15/2026	1,200	1,198
	Owens Corning	5.500%	6/15/2027	750	756
	Rio Tinto Finance USA plc	4.500%	3/14/2028	1,000	1,002
[5]	Rio Tinto Finance USA plc, SOFR + 0.840%	4.478%	3/14/2028	8,970	9,028
	Sherwin-Williams Co.	3.450%	6/1/2027	2,052	2,034
	Sherwin-Williams Co.	4.550%	3/1/2028	4,300	4,300
	Sonoco Products Co.	4.450%	9/1/2026	9,414	9,411
	Sonoco Products Co.	2.250%	2/1/2027	3,719	3,671
	Steel Dynamics Inc.	1.650%	10/15/2027	2,000	1,929
	WRKCo Inc.	4.000%	3/15/2028	7,901	7,824
	WRKCo Inc.	3.900%	6/1/2028	3,000	2,960
					169,482

Ultra-Short Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Real Estate (4.9%)
Agree LP	2.000%	6/15/2028	3,000	2,855
Alexandria Real Estate Equities Inc.	3.950%	1/15/2027	6,951	6,926
American Homes 4 Rent LP	4.250%	2/15/2028	6,514	6,467
American Tower Corp.	3.375%	10/15/2026	2,324	2,317
American Tower Corp.	2.750%	1/15/2027	3,962	3,924
American Tower Corp.	3.125%	1/15/2027	1,191	1,182
American Tower Corp.	3.650%	3/15/2027	6,000	5,966
American Tower Corp.	3.550%	7/15/2027	8,719	8,643
American Tower Corp.	3.600%	1/15/2028	7,745	7,634
American Tower Corp.	1.500%	1/31/2028	14,840	14,144
American Tower Corp.	5.500%	3/15/2028	8,220	8,336
American Tower Corp.	5.250%	7/15/2028	5,790	5,858
AvalonBay Communities Inc.	3.350%	5/15/2027	1,000	992
AvalonBay Communities Inc.	3.200%	1/15/2028	831	816
Boston Properties LP	6.750%	12/1/2027	2,780	2,857
Brixmor Operating Partnership LP	2.250%	4/1/2028	6,888	6,618
Camden Property Trust	5.850%	11/3/2026	1,625	1,631
Crown Castle Inc.	2.900%	3/15/2027	1,368	1,352
Crown Castle Inc.	3.650%	9/1/2027	5,691	5,634
Crown Castle Inc.	5.000%	1/11/2028	20,500	20,616
Crown Castle Inc.	3.800%	2/15/2028	13,000	12,836
Crown Castle Inc.	4.800%	9/1/2028	5,877	5,895
CubeSmart LP	3.125%	9/1/2026	18,180	18,134
Digital Realty Trust LP	3.700%	8/15/2027	5,051	5,007
Digital Realty Trust LP	5.550%	1/15/2028	20,411	20,700
Digital Realty Trust LP	4.450%	7/15/2028	26,140	26,047
DOC DR LLC	4.300%	3/15/2027	4,782	4,771
DOC DR LLC	3.950%	1/15/2028	2,596	2,571
Equinix Inc.	1.800%	7/15/2027	5,750	5,591
Equinix Inc.	1.550%	3/15/2028	1,500	1,426
ERP Operating LP	3.250%	8/1/2027	1,000	988
ERP Operating LP	3.500%	3/1/2028	10,056	9,904
Essex Portfolio LP	3.625%	5/1/2027	1,500	1,490
Essex Portfolio LP	1.700%	3/1/2028	17,180	16,415
Extra Space Storage LP	3.500%	7/1/2026	3,764	3,764
Extra Space Storage LP	3.875%	12/15/2027	10,955	10,866
Extra Space Storage LP	5.700%	4/1/2028	26,590	27,043
Healthpeak OP LLC	3.250%	7/15/2026	500	500
Healthpeak OP LLC	1.350%	2/1/2027	5,909	5,803
Highwoods Realty LP	4.125%	3/15/2028	3,500	3,449
Kimco Realty OP LLC	1.900%	3/1/2028	1,663	1,595
Kite Realty Group LP	4.000%	10/1/2026	4,613	4,607
Mid-America Apartments LP	3.600%	6/1/2027	11,645	11,567
Mid-America Apartments LP	4.200%	6/15/2028	7,360	7,318
NNN REIT Inc.	3.500%	10/15/2027	9,064	8,950
Omega Healthcare Investors Inc.	4.500%	4/1/2027	23,432	23,402
Omega Healthcare Investors Inc.	4.750%	1/15/2028	4,885	4,885
Prologis LP	3.250%	10/1/2026	3,750	3,741
Public Storage Operating Co.	1.500%	11/9/2026	500	495
Public Storage Operating Co.	3.094%	9/15/2027	500	493
Public Storage Operating Co.	1.850%	5/1/2028	2,000	1,910
Realty Income Corp.	4.450%	9/15/2026	5,250	5,246
Realty Income Corp.	4.125%	10/15/2026	1,345	1,344
Realty Income Corp.	3.950%	8/15/2027	5,770	5,741
Realty Income Corp.	2.100%	3/15/2028	19,882	19,105
Realty Income Corp.	4.700%	12/15/2028	2,394	2,400
Realty Income Corp.	3.950%	2/1/2029	4,000	3,942
Realty Income Corp.	4.750%	2/15/2029	1,000	1,005
Rexford Industrial Realty LP	5.000%	6/15/2028	500	503
Simon Property Group LP	3.250%	11/30/2026	8,291	8,259
Simon Property Group LP	3.375%	6/15/2027	635	629
Tanger Properties LP	3.875%	7/15/2027	3,369	3,344
UDR Inc.	3.500%	7/1/2027	5,000	4,958
Ventas Realty LP	3.250%	10/15/2026	1,233	1,229
Ventas Realty LP	3.850%	4/1/2027	2,800	2,788
Ventas Realty LP	4.000%	3/1/2028	7,430	7,354
Welltower OP LLC	4.250%	4/15/2028	1,500	1,493
Weyerhaeuser Co.	6.950%	10/1/2027	2,005	2,060

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WP Carey Inc.	4.250%	10/1/2026	2,711	2,711
					441,042
Technology (3.4%)
	Cadence Design Systems Inc.	4.200%	9/10/2027	3,670	3,661
	Dell Inc.	7.100%	4/15/2028	500	522
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	1,555	1,572
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	12,954	12,993
	Hewlett Packard Enterprise Co.	4.450%	9/25/2026	19,058	19,061
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	9,970	9,914
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	4,854	4,844
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	3,718	3,714
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	4,360	4,413
[5]	Hewlett Packard Enterprise Co., SOFR + 0.960%	4.598%	9/15/2028	5,500	5,529
	HP Inc.	3.000%	6/17/2027	6,561	6,471
	HP Inc.	4.750%	1/15/2028	10,754	10,781
	IBM International Capital Pte Ltd.	4.600%	2/5/2027	860	861
	Intel Corp.	3.750%	3/25/2027	5,740	5,711
	Intel Corp.	3.150%	5/11/2027	4,250	4,205
	Intel Corp.	3.750%	8/5/2027	8,680	8,615
	Intel Corp.	4.875%	2/10/2028	27,441	27,547
	International Business Machines Corp.	3.300%	1/27/2027	500	498
	International Business Machines Corp.	2.200%	2/9/2027	4,561	4,500
	International Business Machines Corp.	1.700%	5/15/2027	5,510	5,386
	International Business Machines Corp.	4.150%	7/27/2027	2,000	1,996
	International Business Machines Corp.	6.220%	8/1/2027	1,000	1,020
	International Business Machines Corp.	6.500%	1/15/2028	750	773
	International Business Machines Corp.	4.650%	2/10/2028	13,080	13,115
	Kyndryl Holdings Inc.	2.050%	10/15/2026	383	380
	NVIDIA Corp.	4.250%	6/15/2028	20,300	20,259
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/2027	1,855	1,836
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/2027	4,750	4,747
	Oracle Corp.	3.250%	11/15/2027	5,500	5,391
	Oracle Corp.	2.300%	3/25/2028	22,172	21,222
	Oracle Corp.	4.500%	5/6/2028	8,221	8,168
	Oracle Corp.	4.800%	8/3/2028	3,848	3,841
[5]	Oracle Corp., SOFR + 0.760%	4.387%	8/3/2028	4,740	4,699
[5]	Oracle Corp., SOFR + 1.110%	4.738%	2/4/2029	8,438	8,434
	Roper Technologies Inc.	3.800%	12/15/2026	1,464	1,460
	Roper Technologies Inc.	4.250%	9/15/2028	21,490	21,318
	Salesforce Inc.	4.500%	3/15/2028	17,000	16,983
	ServiceNow Inc.	4.250%	5/15/2028	2,575	2,567
	Synopsys Inc.	4.550%	4/1/2027	14,549	14,571
	Synopsys Inc.	4.650%	4/1/2028	3,729	3,734
	Teledyne Technologies Inc.	2.250%	4/1/2028	625	601
	VMware LLC	1.800%	8/15/2028	2,080	1,967
	Workday Inc.	3.500%	4/1/2027	6,666	6,618
					306,498
Utilities (4.1%)
[7]	AGI Finance Pty Ltd.	2.119%	6/24/2027	5,690	3,827
	Ameren Corp.	1.950%	3/15/2027	6,751	6,633
	Ameren Corp.	1.750%	3/15/2028	1,760	1,678
	American Electric Power Co. Inc.	5.750%	11/1/2027	4,500	4,569
	American Electric Power Co. Inc.	3.200%	11/13/2027	2,459	2,416
	American Water Capital Corp.	2.950%	9/1/2027	3,500	3,446
	Arizona Public Service Co.	2.950%	9/15/2027	1,600	1,571
	Atmos Energy Corp.	3.000%	6/15/2027	4,470	4,417
[7]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	10,290	6,985
[7]	AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	8,280	5,683
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	1,602	1,568
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/2026	1,000	997
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	2,856	2,893
	CMS Energy Corp.	3.450%	8/15/2027	2,750	2,717
	Commonwealth Edison Co.	2.950%	8/15/2027	1,858	1,831
[5]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	4.148%	11/18/2027	6,260	6,270
	Constellation Energy Generation LLC	3.900%	1/8/2028	17,740	17,588
	Dominion Energy Inc.	4.600%	5/15/2028	4,500	4,502
	Dominion Energy Inc.	4.250%	6/1/2028	3,070	3,050
	DTE Energy Co.	4.950%	7/1/2027	22,207	22,315
	DTE Energy Co.	4.875%	6/1/2028	20,508	20,600

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	3.150%	8/15/2027	652	643
	Duke Energy Corp.	4.300%	3/15/2028	19,934	19,866
	Entergy Arkansas LLC	4.000%	6/1/2028	4,000	3,967
	Entergy Corp.	1.900%	6/15/2028	4,000	3,798
	Entergy Louisiana LLC	3.250%	4/1/2028	3,000	2,942
	Entergy Mississippi LLC	2.850%	6/1/2028	1,393	1,352
[8]	Eskom Holdings	4.314%	7/23/2027	16,580	16,401
	Evergy Inc.	4.250%	3/15/2029	1,940	1,917
[3]	Evergy Missouri West Inc.	5.150%	12/15/2027	5,150	5,177
	Eversource Energy	5.450%	3/1/2028	750	759
	Exelon Corp.	5.150%	3/15/2028	5,000	5,047
	FirstEnergy Corp.	3.900%	7/15/2027	20,900	20,775
[3]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	8,910	8,859
	Florida Power & Light Co.	3.300%	5/30/2027	391	388
	ITC Holdings Corp.	3.350%	11/15/2027	7,932	7,804
	Jersey Central Power & Light Co.	4.150%	1/15/2029	2,800	2,763
[3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	1,919	1,901
	National Grid plc	5.602%	6/12/2028	11,000	11,197
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	1,089	1,094
[7]	Network Finance Co. Pty Ltd.	2.250%	11/11/2026	4,080	2,797
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	1,000	987
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	3,711	3,688
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	2,478	2,482
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	9,205	9,227
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	3,010	3,027
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	13,905	13,983
	NiSource Inc.	3.490%	5/15/2027	560	556
	NiSource Inc.	5.250%	3/30/2028	20,500	20,731
	OmGrid Funding Ltd.	5.196%	5/16/2027	2,120	2,122
	Pinnacle West Capital Corp.	4.900%	5/15/2028	1,827	1,834
	Public Service Co. of Colorado	4.150%	3/13/2029	8,570	8,490
	Sempra	5.400%	8/1/2026	8,401	8,402
	Sempra	3.250%	6/15/2027	1,240	1,225
	Sempra	3.400%	2/1/2028	5,000	4,906
	Southern California Edison Co.	4.400%	9/6/2026	2,225	2,221
	Southern Co.	4.850%	6/15/2028	1,000	1,005
[7]	United Energy Distribution Pty Ltd.	2.200%	10/29/2026	2,190	1,503
	Virginia Electric & Power Co.	2.950%	11/15/2026	500	497
	Virginia Electric & Power Co.	3.750%	5/15/2027	750	746
	Virginia Electric & Power Co.	3.800%	4/1/2028	4,000	3,952
[4]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2029	1,022	1,022
[3]	Vistra Operations Co. LLC	5.050%	12/30/2026	1,540	1,543
[3]	Vistra Operations Co. LLC	3.700%	1/30/2027	790	786
[3]	Vistra Operations Co. LLC	4.300%	10/15/2028	3,880	3,833
[3]	Vistra Operations Co. LLC	4.550%	10/30/2028	5,158	5,125
	WEC Energy Group Inc.	1.375%	10/15/2027	6,727	6,470
	WEC Energy Group Inc.	4.750%	1/15/2028	5,010	5,024
	Wisconsin Power & Light Co.	3.050%	10/15/2027	3,655	3,593
					363,983
Total Corporate Bonds (Cost $5,698,878)					5,685,115
Sovereign Bonds (2.7%)
	Arab Republic of Egypt	7.500%	1/31/2027	2,401	2,429
	Arab Republic of Egypt	6.588%	2/21/2028	4,051	4,084
[3]	Caisse d'Amortissement de la Dette Sociale	4.875%	9/19/2026	13,117	13,141
[5,7]	Caisse d'Amortissement de la Dette Sociale	4.250%	1/24/2027	8,199	8,196
	Citibank NA	4.554%	6/18/2029	23,000	22,975
	Dominican Republic	5.950%	1/25/2027	6,775	6,805
[4]	Dominican Republic	8.625%	4/20/2027	505	518
[9]	KFW	3.000%	5/20/2027	17,500	17,332
[9]	KFW	3.500%	8/27/2027	17,500	17,375
	Kingdom of Morocco	2.375%	12/15/2027	2,802	2,704
	Kingdom of Saudi Arabia	3.250%	10/26/2026	12,753	12,713
	Ontario Teachers' Finance Trust	0.875%	9/21/2026	11,550	11,469
	Province of Alberta	2.050%	8/17/2026	11,553	11,524
	Province of British Columbia	0.900%	7/20/2026	22,878	22,843
	Province of Ontario	3.100%	5/19/2027	16,950	16,793
	Republic of Chile	2.750%	1/31/2027	4,455	4,406
	Republic of Guatemala	4.375%	6/5/2027	5,375	5,343

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of South Africa	4.850%	9/27/2027	7,130	7,149
	Republic of Turkiye	8.600%	9/24/2027	6,926	7,184
[10]	State of Israel	5.000%	10/30/2026	8,142	9,359
[10]	State of Israel	1.500%	1/18/2027	1,095	1,239
	Sultanate of Oman	5.375%	3/8/2027	12,616	12,672
	Sultanate of Oman	6.750%	10/28/2027	9,531	9,767
	Sultanate of Oman	5.625%	1/17/2028	2,195	2,219
	United Mexican States	5.400%	2/9/2028	14,225	14,435
Total Sovereign Bonds (Cost $244,619)					244,674
				Shares
Temporary Cash Investments (4.5%)
Money Market Fund (0.3%)
[11]	Vanguard Market Liquidity Fund	3.682%		260,816	26,079
			Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.2%)
	United States Treasury Bill	3.906%–3.917%	6/10/2027	388,496	374,316
Total Temporary Cash Investments (Cost $400,717)					400,395
Total Investments (99.2%) (Cost $8,887,084)					8,870,243
Other Assets and Liabilities—Net (0.8%)					71,075
Net Assets (100%)					8,941,318
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,063 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $5,780 have been segregated as initial margin for open futures contracts.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $2,526,223, representing 28.3% of net assets.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7	Face amount denominated in Australian dollars.
8	Guaranteed by the Republic of South Africa.
9	Guaranteed by the Federal Republic of Germany.
10	Face amount denominated in euro.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2026	(1,811)	(373,307)	98
5-Year U.S. Treasury Note	September 2026	(1,246)	(133,380)	(279)
Euro-Schatz	September 2026	(52)	(6,296)	(16)
				(197)

Ultra-Short Bond ETF
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	AUD	1,630	USD	1,123	4	—
Wells Fargo Bank N.A.	9/16/2026	AUD	114	USD	81	—	(2)
Wells Fargo Bank N.A.	9/16/2026	USD	71,883	AUD	102,158	1,252	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	4,329	AUD	6,265	—	(2)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	18,348	EUR	15,856	172	—
						1,428	(4)

AUD—Australian dollar.
EUR—euro.
USD—U.S. dollar.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $253 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/14/2027	N/A	1,142,000	3.908 [1]	(3.636)[2]	(933)	(895)
6/12/2028	N/A	464,200	3.636 [3]	(3.977)[4]	177	103
					(756)	(792)

1	Interest payment received/(paid) at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4	Interest payment received/(paid) annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,861,005)	8,844,164
Affiliated Issuers (Cost $26,079)	26,079
Total Investments in Securities	8,870,243
Investment in Vanguard	189
Cash	14
Foreign Currency, at Value (Cost $8,095)	7,983
Receivables for Investment Securities Sold	10,524
Receivables for Accrued Income	65,995
Variation Margin Receivable—Futures Contracts	703
Variation Margin Receivable—Centrally Cleared Swap Contracts	83
Unrealized Appreciation—Forward Currency Contracts	1,428
Total Assets	8,957,162
Liabilities
Payables for Investment Securities Purchased	15,473
Payables to Vanguard	367
Unrealized Depreciation—Forward Currency Contracts	4
Total Liabilities	15,844
Net Assets	8,941,318
At June 30, 2026, net assets consisted of:

Paid-in Capital	8,938,104
Total Distributable Earnings (Loss)	3,214
Net Assets	8,941,318

Net Assets
Applicable to 179,700,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,941,318
Net Asset Value Per Share	$49.76

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	175,991
Total Income	175,991
Expenses
The Vanguard Group—Note C
Investment Advisory Services	649
Management and Administrative	2,967
Marketing and Distribution	195
Custodian Fees	20
Shareholders’ Reports	169
Trustees’ Fees and Expenses	2
Other Expenses	10
Total Expenses	4,012
Net Investment Income	171,979
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,491
Futures Contracts	7,869
Swap Contracts	494
Forward Currency Contracts	(2,085)
Foreign Currencies	(30)
Realized Net Gain (Loss)	8,739
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(50,084)
Futures Contracts	(600)
Swap Contracts	(855)
Forward Currency Contracts	1,967
Foreign Currencies	(139)
Change in Unrealized Appreciation (Depreciation)	(49,711)
Net Increase (Decrease) in Net Assets Resulting from Operations	131,007

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,061, $6, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $23 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	171,979	254,027
Realized Net Gain (Loss)	8,739	6,734
Change in Unrealized Appreciation (Depreciation)	(49,711)	14,027
Net Increase (Decrease) in Net Assets Resulting from Operations	131,007	274,788
Distributions
Total Distributions	(141,654)	(253,166)
Capital Share Transactions
Issued	2,336,509	2,960,485
Issued in Lieu of Cash Distributions	—	—
Redeemed	(136,704)	(637,830)
Net Increase (Decrease) from Capital Share Transactions	2,199,805	2,322,655
Total Increase (Decrease)	2,189,158	2,344,277
Net Assets
Beginning of Period	6,752,160	4,407,883
End of Period	8,941,318	6,752,160

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,				April 05 2021[1] to December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.81	$49.58	$49.41	$48.95	$49.93	$50.00
Investment Operations
Net Investment Income[2]	1.061	2.335	2.553	2.237	.827	.138
Net Realized and Unrealized Gain (Loss) on Investments	(.241)	.200	.176	.425	(1.044)	(.077)
Total from Investment Operations	.820	2.535	2.729	2.662	(.217)	.061
Distributions
Dividends from Net Investment Income	(.870)	(2.305)	(2.559)	(2.202)	(.763)	(.123)
Distributions from Realized Capital Gains	—	—	—	—	—	(.008)
Total Distributions	(.870)	(2.305)	(2.559)	(2.202)	(.763)	(.131)
Net Asset Value, End of Period	$49.76	$49.81	$49.58	$49.41	$48.95	$49.93
Total Return	1.66%	5.22%	5.66%	5.56%	-0.43%	0.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,941	$6,752	$4,408	$4,093	$3,265	$2,040
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	4.30%	4.69%	5.15%	4.55%	1.68%	0.37%[4]
Portfolio Turnover Rate[5]	24%	65%	62%	73%	73%	22%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Notes to Financial Statements
Vanguard Ultra-Short Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2026, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled,

Ultra-Short Bond ETF
the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2026, the fund’s average amount of investments in credit protection sold and credit protection purchased represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 15% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at June 30, 2026.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.

Ultra-Short Bond ETF
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $189,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	106,413	—	106,413
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,433,646	—	2,433,646
Corporate Bonds	—	5,685,115	—	5,685,115
Sovereign Bonds	—	244,674	—	244,674
Temporary Cash Investments	26,079	374,316	—	400,395
Total	26,079	8,844,164	—	8,870,243

Derivative Financial Instruments
Assets
Futures Contracts[1]	98	—	—	98
Forward Currency Contracts	—	1,428	—	1,428
Swap Contracts[1]	—	103	—	103
Total	98	1,531	—	1,629
Liabilities
Futures Contracts[1]	(295)	—	—	(295)
Forward Currency Contracts	—	(4)	—	(4)
Swap Contracts[1]	—	(895)	—	(895)
Total	(295)	(899)	—	(1,194)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Ultra-Short Bond ETF
E.
At June 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	98	—	98
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	103	—	103
Unrealized Appreciation—Forward Currency Contracts	—	1,428	1,428
Total Assets	201	1,428	1,629

Unrealized Depreciation—Futures Contracts[1]	(295)	—	(295)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(895)	—	(895)
Unrealized Depreciation—Forward Currency Contracts	—	(4)	(4)
Total Liabilities	(1,190)	(4)	(1,194)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of
Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	7,869	—	7,869
Swap Contracts	494	—	494
Forward Currency Contracts	—	(2,085)	(2,085)
Realized Net Gain (Loss) on Derivatives	8,363	(2,085)	6,278
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(600)	—	(600)
Swap Contracts	(855)	—	(855)
Forward Currency Contracts	—	1,967	1,967
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,455)	1,967	512
F.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,890,802
Gross Unrealized Appreciation	8,050
Gross Unrealized Depreciation	(28,174)
Net Unrealized Appreciation (Depreciation)	(20,124)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $17,031,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.
During the six months ended June 30, 2026, the fund purchased $2,498,036,000 of investment securities and sold $1,454,278,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $312,901,000 and $341,821,000, respectively. In addition, the fund purchased and sold investment securities of $1,138,608,000 and $11,575,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Ultra-Short Bond ETF
H.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	46,900	59,500
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,750)	(12,850)
Net Increase (Decrease) in Shares Outstanding	44,150	46,650
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2026, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q9312 082026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Bond Index Funds

A majority of independent trustees of the board of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, Vanguard Long-Term Bond Index Fund, Vanguard Ultra-Short Bond ETF, Vanguard Inflation-Protected Securities Fund, Vanguard Total Bond Market Fund, and Vanguard Total Bond Market II Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

VANGUARD BOND INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.